BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 27 - BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)  Controlling Company

CVH is the controlling company of Telecom Argentina, holding 28.16% of the capital stock of the Company. Additionally, both CVH and FTL, contributed to the Voting Trust (the Voting Trust Agreement was formalized on April 15, 2019), in accordance with the Shareholders´ Agreement, shares representing 10.92% of the capital of the Company so the shares subject to such agreement represent 21.84% of the total capital of the Company (the “Shares in Trust”).

According to the Voting Trust Agreement, the trustee appointed by CVH must vote the Shares in Trust as instructed or voted by CVH with respect to all issues except in respect of certain matters subject to veto under the Shareholders’ Agreement dated July 7, 2017.

b)  Balances with Related parties
●	Associates and Joint venture

CURRENT ASSETS	Kind of related party	As of December 31,
Trade receivables		2024	2023
Ver TV	Associate	—	22
OPH	Joint venture	46	59
		46	81
Other receivables
La Capital Cable	Associate	—	457
Ver TV	Associate	—	4
		—	461
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	207	7
TSMA	Associate	—	2
OPH	Joint venture	476	2,332
		683	2,341
Other liabilities
OPH	Joint venture	3,011	5,135
		3,011	5,135
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	2,756	9,001
		2,756	9,001

●Other related parties

CURRENT ASSETS	As of December 31,
Trade receivables	2024	2023
Other related parties	1,875	1,428
	1,875	1,428
Other receivables
Other related parties	634	9
	634	9
CURRENT LIABILITIES
Trade payables
Other Related parties	12,144	9,989
	12,144	9,989

c)  Transactions with Related parties

●Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2024	2023	2022

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	132	222	475
Ver TV	Services revenues and other revenues	Associate	53	72	—
OPH	Services revenues and other revenues	Joint venture	336	183	—
			521	477	475
			Operating costs
La Capital Cable	Fees for services	Associate	(1,779)	(1,895)	(1,206)
OPH	Fees for services	Joint venture	(894)	—	—
			(2,673)	(1,895)	(1,206)

●	Other Related parties

	Transaction	Years ended December 31,
		2024	2023	2022

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	5,765	4,299	3,371
		5,765	4,299	3,371
		Operating costs
Other Related parties	Programming costs	(40,661)	(38,725)	(47,313)
Other Related parties	Editing and distribution of magazines	(4,118)	(5,938)	(8,375)
Other Related parties	Advisory services	(8,743)	(5,022)	(6,049)
Other Related parties	Advertising purchases	(2,364)	(3,188)	(4,917)
Other Related parties	Other purchases and commissions	(6,220)	(2,437)	(2,082)
		(62,106)	(55,310)	(68,736)

The transactions discussed above were made on arm length transaction basis.When Telecom’s transactions represented more than 1% of its total shareholders’ equity, they were approved according to Law No, 26,831, the Bylaws and the Executive Committees’ Faculties and Performance Regulation.

d)  Key Managers

Compensation for Directors for technical-administrative functions and Key Managers includes fixed and variable compensation, retention plans, social security contribution, and, in some cases, accrued severance compensation. Compensation for Directors and Key Managers of Telecom Argentina for the years ended December 31, 2024, 2023 and 2022 amounted to $17,266 million, $5,898 million and $2,775 million, respectively (in currency of the transaction date), and were recorded as expenses under the line item “Employee benefits expenses and severance payments”. As of December 31, 2024, an amount of $7,904 million remained unpaid.

Telecom Argentina has recorded fees of its Board of Directors’ members of $3,224 million, $765 million and $435 million for the year ended December 31, 2024, 2023 and 2022, respectively (in currency of the transaction date). As of December 31, 2024, there are no unpaid balances.

The members and alternate members of the Board of Directors do not hold executive positions in the Company or Company’s subsidiaries.